UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22476

Excelsior Private Markets Fund II (Master), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

 James Bowden, Chief Executive Officer and President

c/o Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (212) 476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2019

Excelsior Private Markets Fund II (Master), LLC

For the six months ended September 30, 2019

Excelsior Private Markets Fund II (Master), LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2019 (Unaudited)

Assets

Investments, at fair value (cost of $70,909,002)	$114,280,310
Cash and cash equivalents	6,974,608
Due from Portfolio Fund	59,537
Prepaid insurance	31,302
Interest receivable	8,406

Total Assets	$121,354,163

Liabilities

Advisory fee payable	$320,330
Deferred contingent fee payable	183,609
Administration service fees payable	36,813
Audit fee payable	26,450
Legal fees payable	11,096
Other payables	1,352

Total Liabilities	$579,650

Commitments and contingencies (See Note 5)

Members’ Equity - Net Assets	$120,774,513

Units of Membership Interests outstanding (unlimited units authorized)	66,271.05
Net Asset Value Per Unit	$1,822.43

The accompanying notes are an integral part of these financial statements.

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments
As of September 30, 2019 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (51.08%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 2/2018	North America	$4,534,642	$7,179,362
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	1,470,093	2,687,054
Apax VIII - B, L.P.	Primary	6/2013 - 12/2016	Europe	1,704,745	2,896,825
BC European Capital IX	Primary	3/2012 - 7/2019	Europe	962,326	1,539,707
FTV IV, L.P.	Primary	12/2012 - 7/2019	North America	4,963,098	12,852,605
Green Equity Investors VI, L.P.	Primary	11/2012 - 7/2019	North America	6,394,707	9,974,787
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 7/2019	North America	3,488,352	4,907,068
HgCapital 7 C, L.P.	Primary	12/2013 - 3/2018	Europe	1,943,552	5,989,742
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 5/2019	North America	2,119,042	2,609,544
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 7/2019	North America	2,266,860	2,079,063
SPC Partners V, L.P.	Primary	7/2012 - 9/2019	North America	7,917,147	7,604,659
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 3/2019	North America	1,386,313	777,945
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 8/2018	Europe	1,269,214	580,622
				40,420,091	61,678,983
Special Situations (7.73%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,173,613	1,721,193
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017	North America	2,331,418	937,186
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 9/2019	North America	5,437,590	4,350,458
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,477,871	2,313,986
				12,420,492	9,322,823
Venture Capital (35.81%)
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 3/2019	North America	1,147,178	2,137,163
Battery Ventures X, L.P.	Primary	6/2013 - 12/2018	North America	2,131,489	3,131,322
DFJ Growth 2013, L.P.	Primary	7/2013 - 12/2018	North America	5,200,747	14,534,991
Francisco Partners, L.P.	Secondary	4/2012	North America	266,174	45,187
Intersouth Partners V, L.P.	Secondary	3/2012	North America	115,733	4,755
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	547,234	430,630
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	547,791	396,104
InterWest Partners X, L.P.	Secondary	12/2011 - 10/2018	North America	996,308	1,478,538
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	1,036,570	6,368,163
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 3/2019	North America	1,687,368	5,705,416
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	137,319	56,209
Trinity Ventures XI, L.P.	Primary	4/2013 - 8/2019	North America	4,254,508	8,990,025
				18,068,419	43,278,504

Total Investments in Portfolio Funds (cost $70,909,002) (94.62%)					114,280,310
Other Assets & Liabilities (Net) (5.38%)					6,494,203
Members’ Equity - Net Assets (100.00%)					$120,774,513

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2019 aggregated $70,909,002. Total fair value of illiquid and restricted securities at September 30, 2019 was $114,280,310 or 94.62% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

Excelsior Private Markets Fund II (Master), LLC
Statement of Operations
For the six months ended September 30, 2019

Investment Income:

Interest income	$86,855

Total Investment Income	86,855

Operating Expenses:

Advisory fees	633,696
Independent Managers’ fees	105,000
Administration service fees	64,417
Audit fees	26,450
Legal fees	21,059
Insurance fees	19,338
Other fees	8,078

Total Operating Expenses	878,038

Net Investment Loss	(791,183)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	5,136,885
Net change in unrealized appreciation on investments	2,271,454

Net Realized and Change in Unrealized Gain on Investments	7,408,339

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$6,617,156

The accompanying notes are an integral part of these financial statements.

Excelsior Private Markets Fund II (Master), LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2019 (Audited)

Members’ Equity
Members’ committed equity	$149,947,465

Members’ equity at April 1, 2018	$131,094,238
Capital distributions	(20,276,034)
Net investment loss	(1,685,587)
Net realized gain on investments	10,753,304
Net change in unrealized appreciation on investments and foreign currency	5,804,985
Members’ equity at March 31, 2019	$125,690,906

For the six months ended September 30, 2019 (Unaudited)

Members’ Equity
Members’ committed equity	$149,947,465

Members’ equity at April 1, 2019	$125,690,906
Capital distributions	(11,533,549)
Net investment loss	(791,183)
Net realized gain on investments	5,136,885
Net change in unrealized appreciation on investments	2,271,454
Members’ equity at September 30, 2019	$120,774,513

The accompanying notes are an integral part of these financial statements.

Excelsior Private Markets Fund II (Master), LLC
Statement of Cash Flows
For the six months ended September 30, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$6,617,156
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(1,190,551)
Proceeds received from investments	12,296,447
Net realized gain on investments	(5,136,885)
Net change in unrealized appreciation on investments	(2,271,454)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(16,704)
(Increase) decrease in interest receivable	4,873
Increase (decrease) in advisory fee payable	7,967
Increase (decrease) in deferred contingent fee payable	75,438
Increase (decrease) in administrative service fees payable	9,061
Increase (decrease) in audit fee payable	(26,450)
Increase (decrease) in legal fees payable	(10,538)
Increase (decrease) in other payables	291

Net cash provided by (used in) operating activities	10,358,651

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(11,533,549)

Net cash provided by financing activities	(11,533,549)

Net change in cash and cash equivalents	(1,174,898)
Cash and cash equivalents at beginning of period	8,149,506

Cash and cash equivalents at end of period	$6,974,608

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$1,815,305

Distribution of $212,515 made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

Excelsior Private Markets Fund II (Master), LLC

Financial Highlights

	For the six months ended September 30, 2019 (Unaudited)	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,896.62	$1,978.16	$1,886.07	$1,741.95	$1,630.46	$1,446.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(11.94)	(25.43)	(26.53)	(27.99)	(31.12)	(37.87)
Net realized and change in unrealized gain on investments	111.79	249.85	319.43	173.03	143.79	221.84
Net increase in net assets resulting from operations	99.85	224.42	292.90	145.04	112.67	183.97

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(174.04)	(305.96)	(200.81)	(0.92)	(1.18)	-
NET ASSET VALUE, END OF PERIOD	$1,822.43	$1,896.62	$1,978.16	$1,886.07	$1,741.95	$1,630.46
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	5.26%	11.72%	15.82%	8.32%	6.91%	12.72%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$120,775	$125,691	$131,094	$124,992	$111,350	$85,943
Ratios to average Members’ Equity - Net Assets: (4), (5)
Expenses	1.40%	1.41%	1.42%	1.58%	1.88%	2.53%
Net investment loss	(1.26)%	(1.30)%	(1.37)%	(1.57)%	(1.88)%	(2.53)%
Portfolio Turnover Rate (6)	1.01%	3.09%	5.05%	15.70%	13.62%	21.48%

INTERNAL RATE OF RETURN:
Internal Rate of Return (7)	12.69%	12.79%	12.89%	12.07%	13.44%	16.59%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2019, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund II (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund II (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund II (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2019, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2019, investments valued using the practical expedient with a fair value of $114,280,310 are excluded from the fair value hierarchy.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2019 is one to six years, with the possibility of extensions by each of the Portfolio Funds.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2019, the Company held $6,974,608 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), and the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Company entered into an agreement with a third party seller of underlying Portfolio Funds to purchase their interests in those Portfolio Funds.  Based on the agreement, the third party seller is due to receive a payment if those underlying Portfolio Funds outperform a specific hurdle rate, up to a maximum payment of $599,578.  As of September 30, 2019, the total deferred contingent fee payable was $183,609.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2019, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2018, and after adjustment for purchases and sales between December 31, 2018 and September 30, 2019, the estimated cost of the Portfolio Funds at September 30, 2019, for federal income tax purposes aggregated $58,066,315. The net unrealized appreciation for federal income tax purposes was estimated to be $56,213,995. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $58,212,754 and $1,998,759, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2015 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company's tax positions for the current tax year and has concluded that no provision for taxes is required in the Company's financial statements for the six months ended September 30, 2019. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2019, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K. Recent Accounting Pronouncements

In August of 2018, the FASB issued ASU 2018-13 Topic 820, Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose the valuation policy for Level 3 investments and provides modifications to the requirements for disclosure on Level 3 investments as well as transfers within the fair value hierarchy. This update is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company has early adopted.  This guidance does not have a material impact on the Company’s financial statements.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2019, the Company incurred Advisory Fees totaling $633,696.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

The Registered Investment Adviser has voluntarily reduced its Advisory Fee to the extent necessary to ensure that the Advisory Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive incentive carried interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2019, the Company incurred administration service fees totaling $64,417.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the sixth months ended September 30, 2019, the Company incurred $105,000 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2019, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $83,295,817, which represents 55.6% of committed capital at both September 30, 2019.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2019 the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2019, the Company had distributed $45,343,704 to the Feeder Funds.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2019, the Company had total capital commitments of $140,734,174 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $12,481,104 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$8,389,986
Special Situations	2,106,832
Venture Capital	1,984,286
Total	$12,481,104

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

DFJ Growth 2013, L.P. represents 12.03% of Members’ Equity – Net Assets of the Company as of September 30, 2019. The objective of DFJ Growth 2013, L.P. is making venture capital investments, both domestically and globally.

FTV IV, L.P. represents 10.64% of Members’ Equity – Net Assets of the Company as of September 30, 2019.  The objective of FTV IV, L.P. is investing primarily in privately held companies that offer solutions to the global financial services industry focusing on business services and software.

Green Equity Investors VI, L.P. represents 8.26% of Members’ Equity – Net Assets of the Company as of September 30, 2019. The objective of Green Equity Investors VI, L.P. is long-term equity appreciation, principally through equity and equity-related investments in established businesses acquired in management buyouts or other transactions generally on a leveraged basis.

Trinity Ventures XI, L.P. represents 7.44% of Members’ Equity – Net Assets of the Company as of September 30, 2019. The objective of Trinity Ventures XI, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

SPC Partners V, L.P. represents 6.30% of Members’ Equity – Net Assets of the Company as of September 30, 2019. SPC Partners V, L.P. will target superior returns through long-term appreciation of primarily equity and equity-related investments.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

Advent International GPE VII-B, L.P. represents 5.94% of Members’ Equity – Net Assets of the Company as of September 30, 2019. The objective of Advent International GPE VII-B, L.P. is to provide risk capital for and make investments in, development stage and other small and medium sized businesses primarily in Europe and North America.

Lightspeed China Partners I, L.P. represents 5.27% of Members’ Equity – Net Assets of the Company as of September 30, 2019. The objective of Lightspeed China Partners I, L.P. is realizing capital appreciation through investments in securities (whether debt, equity or any combination thereof) issued primarily in early stage and/or expansion stage companies in China.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

Excelsior Private Markets Fund II (Master), LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2019, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

Excelsior Private Markets Fund II (Master), LLC

Supplemental Information

September 30, 2019 (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2019.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-PORT. The Company’s Forms N-PORT (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

Excelsior Private Markets Fund II (Master), LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2019 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Managers (the “Board”) of Excelsior Private Markets Fund II (Master), LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC (“NBIA”), the Management Agreements between each of Excelsior Private Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE), LLC (together, the “Feeder Funds”) and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC (“NBAA” and, together with NBIA, “Neuberger Berman”), at a meeting held on July 30, 2019 (the “Meeting”). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund’s assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were reasonable.

Excelsior Private Markets Fund II (Master), LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2019 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund did not engage in any securities lending activity during the period ended September 30, 2019.

(b)	The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2019.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund II (Master), LLC

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

Date: December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 9, 2019

By: /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: December 9, 2019